Schedule I—Condensed Financial Information of the Parent Company - STATEMENTS OF CASH FLOWS and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flow from operating activities:
Net income	¥ 5,919,356	$ 907,182	¥ 3,986,433	¥ 2,133,472
Adjustments to reconcile net income to net cash by operating activities:
Share of results of an equity method investee	(30,015)	(4,600)	(27,182)	46,999
Impairment loss on an equity method investee	43,160	6,614
Share based compensation expenses	951,048	145,754	688,083	671,210
Changes in operating assets and liabilities:
Deferred income	(54,186)	(8,304)	27,904	150,335
Net cash generated from (used in) operating activities	11,820,444	1,811,562	12,290,183	5,745,748
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(6,695,043)	(1,026,060)	(8,240,560)	(6,693,812)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	895	137	297	3,947
Redemption of convertible senior notes			(4,220,841)
Net cash provided by (used in) financing activities	(20,839)	(3,194)	(6,256,700)	586,968
Effect of exchange rate changes on cash and cash equivalents	(12,526)	(1,919)	(112,110)	177,576
Net (decrease) increase in cash, cash equivalents and restricted cash	5,092,036	780,389	(2,319,187)	(183,520)
Cash, cash equivalents and restricted cash at beginning of the year	7,719,285	1,183,032	10,038,472	10,221,992
Cash, cash equivalents and restricted cash at end of the year	12,811,321	1,963,421	7,719,285	10,038,472
Parent company
Cash flow from operating activities:
Net income	5,906,957	905,282	4,016,832	2,128,787
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(5,879,908)	(901,135)	(4,023,912)	(2,843,198)
Share of results of an equity method investee	4,200	644	6,163	(1,642)
Impairment loss on an equity method investee	38,115	5,841
Share based compensation expenses				671,210
Changes in operating assets and liabilities:
Investment in subsidiaries				176,370
Accrued expenses and other current liabilities	107,631	16,494	(5,885)	(10,115)
Deferred income	30,374	4,655
Net cash generated from (used in) operating activities	207,369	31,781	(6,802)	121,412
Cash flows from investing activities:
(Loan to) repayment from subsidiaries	(208,250)	(31,915)	4,227,181	(452,366)
Net cash (used in) provided by investing activities	(208,250)	(31,915)	4,227,181	(452,366)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	895	137	297	3,947
Redemption of convertible senior notes			(4,220,841)
Net cash provided by (used in) financing activities	895	137	(4,220,544)	3,947
Effect of exchange rate changes on cash and cash equivalents	4	1	(3)	(95)
Net (decrease) increase in cash, cash equivalents and restricted cash	18	4	(168)	(327,102)
Cash, cash equivalents and restricted cash at beginning of the year	44	6	212	327,314
Cash, cash equivalents and restricted cash at end of the year	62	$ 10	¥ 44	¥ 212
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	8,077,638
Cash dividend declared and paid to the Company	¥ 0